Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.8

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2025120559	C	B	C	B	A	A	C	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Neighborhood Location Not Allowed for Guidelines	Waived-Exception granted with supporting comp factors: exception for Rural XXX XXX acres @XXX% LTV is approved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. this is a level XXX .u/w to XXX guidelines see attached - Buyer-XXX
Counter-Document Uploaded. Per Guidelines: Second Home; and Investment Properties (non-DSCR) may be considered when the subject has <= XXX acres up to a max LTV of XXX%. The Subject Property is Rural with XXX acres. and the approved Exception located on page XXX is missing comp factors.
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Open-Primary Value Valuation Neighborhood Location Not Allowed for Program Missing comp factors used for approved exception for Rural property zoned XXX with XXX acres. - Due Diligence Vendor-XXX	Waived-Exception granted with supporting comp factors: exception for Rural XXX XXX acres @XXX% LTV is approved - Due Diligence Vendor-XXX	Borrower 2 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points	Qualifying FICO is Greater Than The Guideline Minimum By XXX Calculated DTI Is Less Than The Guideline Maximum By XXX Percent Months Reserves Are Greater Than The Guideline Minimum By XXX	XXX.pdf XXX.jpg XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	Originator Post-Close	Yes	XXX
2025120559	C	B	C	B	A	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Resolved-Corrected Appraisal now showing Tenant provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. revised report  - Buyer-XXX
Open-Appraisal states Owner Occupied however this is investment loan. - Due Diligence Vendor-XXX	Resolved-Corrected Appraisal now showing Tenant provided - Due Diligence Vendor-XXX	Borrower 2 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX